Significant Accounting Policies - Initial Public Offering and Follow-on Offering by Selling Stockholders (Details) $ / shares in Units, $ in Thousands			9 Months Ended
	Dec. 10, 2019 $ / shares shares	Aug. 01, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2019 shares	Mar. 31, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering, net of underwriters' discounts and commissions			$ 590,297	$ 0
Payment of underwriting discounts, commissions and estimated offering related expense			$ 5,000	$ 0
Common units, issued during the exchange (in shares) | shares						241,018,831
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold and issued (in shares) | shares		38,873,174
Sale of stock price per share (USD per share) | $ / shares		$ 16.00
Proceeds from initial public offering, net of underwriters' discounts and commissions		$ 622,000
Consideration received on sale of stock		585,300
Payment of underwriting discounts, commissions and estimated offering related expense		$ 36,700
IPO, Sale of Stockholders
Subsidiary, Sale of Stock [Line Items]
Number of shares sold and issued (in shares) | shares	31,625,000	2,100,000
Sale of stock price per share (USD per share) | $ / shares	$ 24.75
Dynatrace Holdings LLC
Subsidiary, Sale of Stock [Line Items]
Common units, issued during the exchange (in shares) | shares					241,547,218
Common Class A
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, conversion ratio		1